Business Combinations (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Provisional Determination of Fair Value of Identifiable Assets Acquired and Liabilities Assumed

The table below itemizes the determination of the fair value of the identifiable assets acquired, liabilities assumed, non-controlling interest held and goodwill at the acquisition date:

	Fair Value
	S/000	US$000
Purchase consideration	14,040	4,179
Fair value of previously held interest	29,039	8,643

Total consideration (a)	43,079	12,822

	Fair Value
	S/000	US$000
Fair value of assets and liabilities of Adexus S.A.:
Cash and cash equivalents	7,737	2,303
Trade receivables	107,426	31,972
Receivables from related parties	2,610	777
Other receivables	1,160	345
Inventories	1,647	490
Prepaid expenses	11,587	3,449
Long-term trade receivables	26,886	8,195
Other long-term receivables	2,063	614
Property, plant and equipment	41,988	12,496
Intangibles	32,204	9,585
Deferred income tax assets	18,115	5,198
Borrowings	(108,808)	(32,383)
Trade payables	(59,399)	(17,678)
Payables to related parties	(15,683)	(4,667)
Current income tax	(2,763)	(822)
Other payables	(10,291)	(3,063)
Other provisions	(1,926)	(573)
Contingent liabilities	(1,149)	(342)
Deferred income tax liabilities	(7,102)	(2,114)

Fair value of net identifiable assets	46,302	13,782
Non-controlling interest (8.97%)	(4,153)	(1,236)

Fair value of net assets attributable to the Group (b)	42,149	12,546

Goodwill (Note 18) (a) - (b)	930	276